Portfolio of Investments
Columbia Select Mid Cap Growth Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 3.1%
Entertainment 3.1%
Roblox Corp., Class A(a)	540,420	16,180,175
Take-Two Interactive Software, Inc.(a)	236,520	29,453,798
Total		45,633,973
Total Communication Services		45,633,973
Consumer Discretionary 15.2%
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.(a)	196,190	17,765,004
Hotels, Restaurants & Leisure 7.2%
Chipotle Mexican Grill, Inc.(a)	32,631	45,766,609
Churchill Downs, Inc.	114,030	23,083,093
Planet Fitness, Inc., Class A(a)	527,972	37,153,390
Total		106,003,092
Internet & Direct Marketing Retail 1.4%
Etsy, Inc.(a)	249,867	20,269,211
Specialty Retail 5.4%
Five Below, Inc.(a)	224,866	29,365,251
Floor & Decor Holdings, Inc.(a)	146,204	11,029,630
O’Reilly Automotive, Inc.(a)	45,344	28,891,836
Williams-Sonoma, Inc.	89,425	11,439,246
Total		80,725,963
Total Consumer Discretionary		224,763,270
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Devon Energy Corp.	543,793	40,730,096
Total Energy		40,730,096
Financials 5.3%
Banks 0.9%
Western Alliance Bancorp	158,847	12,925,380
Capital Markets 4.4%
Ares Management Corp., Class A	494,660	35,204,952
MSCI, Inc.	67,248	29,747,153
Total		64,952,105
Total Financials		77,877,485
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.7%
Health Care Equipment & Supplies 8.4%
DexCom, Inc.(a)	78,145	23,282,521
Edwards Lifesciences Corp.(a)	367,140	37,026,069
Insulet Corp.(a)	130,905	27,945,599
Intuitive Surgical, Inc.(a)	158,834	36,156,972
Total		124,411,161
Health Care Providers & Services 1.9%
Amedisys, Inc.(a)	242,510	28,109,334
Health Care Technology 1.1%
Doximity, Inc., Class A(a)	486,112	17,009,059
Life Sciences Tools & Services 9.3%
Bio-Techne Corp.	138,437	51,184,312
IQVIA Holdings, Inc.(a)	188,135	40,496,059
Repligen Corp.(a)	277,993	45,721,509
Total		137,401,880
Total Health Care		306,931,434
Industrials 17.4%
Commercial Services & Supplies 4.7%
Cintas Corp.	102,606	40,871,048
Rollins, Inc.	799,676	28,356,511
Total		69,227,559
Electrical Equipment 3.8%
AMETEK, Inc.	247,195	30,026,777
Generac Holdings, Inc.(a)	105,994	26,188,997
Total		56,215,774
Machinery 3.6%
Ingersoll Rand, Inc.	830,462	39,156,284
Kornit Digital Ltd.(a)	178,337	7,484,804
Middleby Corp. (The)(a)	48,381	7,327,786
Total		53,968,874
Professional Services 4.2%
Booz Allen Hamilton Holdings Corp.	166,430	14,289,680
CoStar Group, Inc.(a)	780,398	47,557,454
Total		61,847,134
Columbia Select Mid Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.1%
SiteOne Landscape Supply, Inc.(a)	122,083	16,392,084
Total Industrials		257,651,425
Information Technology 32.4%
Electronic Equipment, Instruments & Components 5.3%
Amphenol Corp., Class A	481,659	34,130,357
CDW Corp.	262,677	44,618,315
Total		78,748,672
IT Services 5.5%
EPAM Systems, Inc.(a)	96,826	32,777,538
MongoDB, Inc.(a)	62,860	14,907,249
VeriSign, Inc.(a)	196,884	34,366,102
Total		82,050,889
Semiconductors & Semiconductor Equipment 3.8%
Marvell Technology, Inc.	313,232	18,527,673
Teradyne, Inc.	344,291	37,617,234
Total		56,144,907
Software 17.8%
ANSYS, Inc.(a)	87,052	22,664,859
Bill.com Holdings, Inc.(a)	105,945	12,526,937
Cadence Design Systems, Inc.(a)	330,793	50,852,808
Crowdstrike Holdings, Inc., Class A(a)	197,401	31,582,186
Common Stocks (continued)
Issuer	Shares	Value ($)
DocuSign, Inc.(a)	175,066	14,689,788
HubSpot, Inc.(a)	90,341	30,507,252
Paycom Software, Inc.(a)	61,493	17,484,920
ServiceNow, Inc.(a)	65,086	30,425,752
Trade Desk, Inc. (The), Class A(a)	671,872	34,970,938
Zscaler, Inc.(a)	111,548	17,076,883
Total		262,782,323
Total Information Technology		479,726,791
Materials 2.2%
Chemicals 2.2%
Albemarle Corp.	123,363	32,126,193
Total Materials		32,126,193
Total Common Stocks (Cost $1,521,723,104)		1,465,440,667

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	22,401,494	22,392,533
Total Money Market Funds (Cost $22,392,531)		22,392,533
Total Investments in Securities (Cost: $1,544,115,635)		1,487,833,200
Other Assets & Liabilities, Net		(8,087,761)
Net Assets		1,479,745,439

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	54,027,082	579,195,691	(610,830,232)	(8)	22,392,533	(6,028)	53,004	22,401,494
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Mid Cap Growth Fund | Third Quarter Report 2022

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3QT194_08_M01_(07/22)